Breakdown of total exposure and allowance for credit losses by stages to Russia (Detail) - EUR (€) € in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2021
Total Exposure [Member]
Breakdown of total exposure and allowance for credit losses to Russia by stages [Line Items]
Stage 1		€ 732	€ 3,198
Stage 2		1,560	332
Stage 3		291	3
Total exposure to Russia by stages		2,583	3,534
Allowance For Credit Losses [Member]
Breakdown of total exposure and allowance for credit losses to Russia by stages [Line Items]
Stage 1	[1]	0	1
Stage 2	[1]	25	2
Stage 3	[1]	59	0
Total exposure to Russia by stages	[1]	84	3
Total Collateral and Gurantees [Member]
Breakdown of total exposure and allowance for credit losses to Russia by stages [Line Items]
Stage 1		237	648
Stage 2		614	263
Stage 3		125	2
Total exposure to Russia by stages		€ 977	€ 913

[1]	[1]Allowance for credit losses do not include allowance for country risk amounting to € 9 million as of June 30, 2022 and € 0 million as of December 31, 2021